21 Employees benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employees Benefits
Schedule of pension plan benefits
	December 31, 2020			December 31, 2019
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Present value of the defined benefit obligations	(3,112,980)	(2,549,541)	(5,662,521)	(3,067,094)	(3,046,255)	(6,113,349)
Fair value of the plan’s assets	2,793,927	-	2,793,927	2,752,417	-	2,752,417

Total pension plan liabilities (deficit)	(319,053)	(2,549,541)	(2,868,594)	(314,677)	(3,046,255)	(3,360,932)

Schedule of reconciliation of defined benefit obligations
	December 31, 2020			December 31, 2019
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Plan’s liabilities
Defined benefit obligation, beginning of the year	(3,067,094)	(3,046,255)	(6,113,349)	(2,532,338)	(2,606,107)	(5,138,445)
Current service cost	(40,404)	-	(40,404)	(47,001)	(227,367)	(274,368)
Interest costs	(208,485)	(206,262)	(414,747)	(224,429)	-	(224,429)
Actuarial (gains)/losses recorded as other comprehensive income	64,637	521,331	585,968	(392,876)	(397,597)	(790,473)
Benefits paid	138,366	181,645	320,011	129,550	184,816	314,366
Defined benefit obligation, end of the year	(3,112,980)	(2,549,541)	(5,662,521)	(3,067,094)	(3,046,255)	(6,113,349)
Plan’s assets
Fair value of the plan’s assets, beginning of the year	2,752,417	-	2,752,417	2,168,436	-	2,168,436
Expected return of the plan’s assets	187,317	-	187,317	192,965	-	192,965
Company’s contributions	36,010	-	36,010	36,968	-	36,968
Participant’s contributions	36,608	-	36,608	38,391	-	38,391
Benefits paid	(138,366)	-	(138,366)	(129,549)	-	(129,549)
Actuarial gains/(losses) recorded as other comprehensive income	(80,059)	-	(80,059)	445,206	-	445,206
Fair value of the plan’s assets, end of the year	2,793,927	-	2,793,927	2,752,417	-	2,752,417

Total pension plan liabilities (deficit)	(319,053)	(2,549,541)	(2,868,594)	(314,677)	(3,046,255)	(3,360,932)

Schedule of (gains)/losses, due to changes in assumptions
	December 31, 2020			December 31, 2019			December 31, 2018
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total

Actuarial gains/(losses) on obligations	64,637	521,331	585,968	(392,876)	(397,597)	(790,473)	(114,188)	(10,783)	(124,971)
Actuarial gains/(losses) recorded as other comprehensive income	(80,059)	-	(80,059)	445,206	-	445,206	113,869	-	113,869
Total gains/(losses)	(15,422)	521,331	505,909	52,330	(397,597)	(345,267)	(319)	(10,783)	(11,102)
Deferred income tax and social contribution	5,243	-	5,243	(17,792)	-	(17,792)	108	-	108
Equity valuation adjustments	(10,179)	521,331	511,152	34,538	(397,597)	(363,059)	(211)	(10,783)	(10,994)

Schedule of amounts recognized in income statement
	December 31, 2020			December 31, 2019			December 31, 2018
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Cost of service, net	4,608	-	4,608	8,609	227,367	235,976	(22,431)	232,248	209,817
Interest cost rates	208,485	206,262	414,747	224,429	-	224,429	213,201	-	213,201
Expected return on the plan’s assets	(187,317)	-	(187,317)	(192,965)	-	(192,965)	(179,449)	-	(179,449)
Amount received from State of São Paulo (undisputed)	-	(95,452)	(95,452)	-	(97,300)	(97,300)	-	(96,282)	(96,282)
Total expenses	25,776	110,810	136,586	40,073	130,067	170,140	11,321	135,966	147,287

Schedule of maturity obligations
	December 31, 2020
	G1 Plan	G0 Plan
Payment of benefits expected in 2021	177,347	169,178
Payment of benefits expected in 2022	172,477	167,263
Payment of benefits expected in 2023	167,906	164,426
Payment of benefits expected in 2024	162,648	160,721
Payment of benefits expected in 2025 or after	2,432,602	1,887,953
Total	3,112,980	2,549,541
Duration	11.88 years	9.40 years

Schedule of actuarial assumptions
	December 31, 2020		December 31, 2019		December 31, 2018
	G1 Plan	G0 Plan	G1 Plan	G0 Plan	G1 Plan	G0 Plan
Discount rate – actual rate (NTN-B)	3.44% p.a.	3.07% p.a.	3.37% p.a.	3.36% p.a.	4.91% p.a.	4.84% p.a.
Inflation rate	3.25% p.a.	3.25% p.a.	3.5% p.a.	3.5% p.a.	4.01% p.a.	4.01% p.a.
Nominal rate of salary growth	5.32% p.a.	5.32% p.a	5.57% p.a.	5.57% p.a	6.09% p.a.	6.09% p.a
Mortality table	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000

Schedule of sensitivity analysis of benefit plans

Sensitivity analysis of the defined benefit pension plan as of December 31, 2020 regarding the changes in the main assumptions are:

Impact on the present value of the defined benefit obligations
Assumptions	Change in the assumption	G1	G0
Discount rate	Increase of 1.0%	Decrease of R$ 322,111	Decrease of R$ 214,482
	Decrease of 1.0%	Increase of R$ 388,571	Increase of R$ 249,611
Life expectation	Increase of 1 year	Increase of R$ 83,576	Increase of R$ 135,263
	Decrease of 1 year	Decrease of R$ 75,824	Decrease of R$ 118,909
Wage growth rate	Increase of 1.0%	Increase of R$ 29,598	Increase of R$ 310,103
	Decrease of 1.0%	Decrease of R$ 25,173	Decrease of R$ 271,853

Schedule of benefit plan expenses recognized by employer
2021
Cost of services, net	2,226
Interest costs	205,707
Net profitability on financial assets	(184,687)
Expenditures to be recognized by the employer	23,246

Schedule of plan assets

The plan's asset allocation management strategies are determined with the support of reports and analysis prepared by Sabesprev and independent financial advisors:

	December 31, 2020%		December 31, 2019%
Total fixed income	1,811,164	64.8	1,795,554	65.2
Total equities	311,958	11.2	301,707	11.0
Total structured investments	575,943	20.6	630,933	22.9
Other	94,862	3.4	24,223	0.9
Fair value of the plan’s assets	2,793,927	100	2,752,417	100

Schedule of expense related to defined benefit plan
2021

Interest cost rate	158,214
Expense to be recognized	158,214

Schedule of reconciliation of expenses with pension obligations
	December 31, 2020	December 31, 2019	December 31, 2018

G1 Plan	25,776	40,073	11,321
G0 Plan	110,810	130,067	135,966
Sabesprev Mais Plan	21,700	22,461	20,761
VIVEST Plan	58	-	-
Subtotal	158,344	192,601	168,048
Expenses capitalized in assets	(4,904)	(6,022)	(5,214)
Other	5,841	8,040	7,592
Pension plan obligations (Note 29)	159,281	194,619	170,426